Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Other Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets	The following table presents activity in goodwill and intangible assets during the years ended December 31, 2024, and 2023:
	Trade Name	Customer Relationships	Licenses	Technology	Goodwill	Total
Intangible assets, at cost:
Balance as of January 1, 2023	416	1,732	1,661	430	2,290	6,529
Adjustments arising from translating financial statements from functional currency to presentation currency	(11)	(39)	(13)	-	(37)	(100)

Balance as of December 31, 2023	405	1,693	1,648	430	2,253	6,429
Discard
Adjustments arising from translating financial statements from functional currency to presentation currency	(2)	(7)	(2)	-	(6)	(17)
Deconsolidated subsidiary	(403)	(1,403)	(446)	-	(1,230)	(3,482)

Balance as of December 31, 2024	-	283	1,200	430	1,017	2,930

Accumulated amortization and impairment:
Balance as of January 1, 2023	64	217	-	430	-	711
Amortization expense	37	131	-	-	-	168
Balance as of December 31, 2023	101	348	-	430	-	879
Amortization expense	34	118	-	-	-	152
Deconsolidated subsidiary	(135)	(466)	-	-	-	(601)
Balance as of December 31, 2024	-	-	-	430	-	430

Net intangible assets at cost, at December 31, 2023	$304	$1,345	$1,648	$-	$2,253	$5,550
Net intangible assets at cost, at December 31, 2024	-	283	1,200	-	1,017	2,500

Schedule of Useful Life of Intangible Assets	The useful life of intangible assets is as follows:
	Licenses	Customer Relationships INXS

Useful life	Indefinite	Indefinite

Amortization method	Not amortized	Not amortized

Schedule of Net Carrying Amounts of Goodwill, Licenses, Trade Name and Customer Relationships

As of December 31, 2024, the net carrying amounts of goodwill, licenses, trade name and customer relationships were allocated as follows (each representing a cash-generating unit):

INXS

Goodwill	$1,017

Licenses	1,200
Customer Relationships	283
Total Intangible Assets	$1,483